Summary of Significant Accounting Policies (Details Narrative) (10-K) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts			$ 60,000	$ 93,000
Advertising and promotion expense	$ 15,879	$ 16,077	34,105	43,542
Goodwill, deductible for tax purposes			3,700,000
Gain (loss) on foreign currency translation	13,480	856	51,000	132,000
Gain on settlements of accounts payable	$ 76,518	$ 494,843	494,843	3,664,752
Internal-Use Software [Member]
Impairment of capitalized costs			1,792,000	835,000
Amortization of intangible asset			$ 1,040,000	$ 1,086,000
Estimated useful life			2 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Eight Customers [Member]
Concentrations of risk			50.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Six Customers [Member]
Concentrations of risk				53.00%
Customer Concentration Risk [Member] | Revenue [Member] | Eight Customers [Member]
Concentrations of risk				53.00%
Customer Concentration Risk [Member] | Revenue [Member] | Seven Customers [Member]
Concentrations of risk			51.00%